Earnings per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Earnings per share
Securities excluded from the computation of diluted net earnings per share (in shares)		24,032	181,734
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share | ¥		¥ 7,242,490	¥ 7,739,935	¥ 8,116,624
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥		¥ 7,242,490	¥ 7,739,935	¥ 8,116,624
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share		100,072,178	106,074,914	110,695,778
Dilutive employee share options and non-vested ordinary shares		2,311,712	1,780,892	1,856,620
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share		102,383,890	107,855,806	112,552,398
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 10.35	¥ 72.37	¥ 72.97	¥ 73.32
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 10.12	¥ 70.74	¥ 71.76	¥ 72.11